Capital leases (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Capital Leased Assets [Line Items]
Current portion of capital lease obligations	$ 159,028	$ 26,771,911
Non-current portion of capital lease obligations	8,971,622	0
Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Current portion of capital lease obligations	181,047	27,097,348
Current portion of deferred finance fees	(22,019)	(325,437)
Non-current portion of capital lease obligations	9,064,702	0
Non-current portion of deferred finance fees	(93,080)	0
Total capital lease obligations	$ 9,130,650	$ 26,771,911